Restructuring Plan (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Jun. 02, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Restructuring Plan (Details) [Line Items]
Percentage of workforce reduction of employees	10.00%
Restructuring charges paid				$ 4.5
Employee Related Charges [Member]
Restructuring Plan (Details) [Line Items]
Restructuring charges		$ 0.3	$ 5.2
Other Related Charges [Member]
Restructuring Plan (Details) [Line Items]
Restructuring charges			$ 3.6